Fair Value of Assets and Liabilities - Preferred Stock Warrant and Trailing Fee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Mandatorily Redeemable Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2016	$ 21,711	$ 0
Issuances	65,516	21,704
Change in fair value of the preferred stock warrant liability	29,139	7
Balance at December 31, 2017	116,366	21,711
Trailing Fee
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2016	665	0
Issuances	2,631	647
Cash payment of Loan Trailing Fee	(956)	(21)
Change in fair value of the preferred stock warrant liability	255	39
Balance at December 31, 2017	2,595	665
Prosper Funding LLC | Trailing Fee
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2016	665	0
Issuances	2,631	647
Cash payment of Loan Trailing Fee	(956)	(21)
Change in fair value of the preferred stock warrant liability	255	39
Balance at December 31, 2017	$ 2,595	$ 665